SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTNo events have occurred subsequent to December 31, 2023 that could significantly affect these audited financial statements.